Loans and Borrowings - Summary of Bank Loans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) Facility Size	Dec. 31, 2019 EUR (€) Facility Size	Dec. 31, 2018 EUR (€) Facility Size
Disclosure Of Detailed Information About Borrowings [Line Items]
New debt recognized	€ 14,908	€ 18,165	€ 9,104
Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
New debt recognized	€ 1,540	€ 2,645	€ 3,964
Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Facility Size | Facility Size	6,715	6,715	6,715
Bank Loan Outstanding	€ 1,540	€ 2,645	€ 3,964
CDN 5 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	November 2018	November 2018	November 2018
Facility Size | Facility Size	500	500	500
Interest rate	0.00%	0.00%	0.46%
Installments	48 monthly	48 monthly	48 monthly
Bank Loan Outstanding	€ 241	€ 365	€ 490
CIC 5 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	July 2017	July 2017	July 2017
Facility Size | Facility Size	1,000	1,000	1,000
Interest rate	0.00%	0.00%	0.69%
New debt recognized	€ 0	€ 0
Installments	60 monthly	60 monthly	60 monthly
Bank Loan Outstanding	€ 354	€ 554	€ 753
CDN 4 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	June 2017	June 2017	June 2017
Facility Size | Facility Size	600	600	600
Interest rate	0.00%	0.00%	0.36%
New debt recognized	€ 0	€ 0
Installments	48 monthly	48 monthly	48 monthly
Bank Loan Outstanding	€ 75	€ 226	€ 376
BNP 4 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	April 2017	April 2017	April 2017
Facility Size | Facility Size	800	800	800
Interest rate	0.00%	0.00%	0.87%
New debt recognized	€ 0	€ 0
Installments	60 monthly	60 monthly	60 monthly
Bank Loan Outstanding	€ 377	€ 537	€ 695
CIC 4 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	December 2016	December 2016	December 2016
Facility Size | Facility Size	265	265	265
Interest rate	0.00%	0.00%	0.69%
Installments	60 monthly	60 monthly	60 monthly
Bank Loan Outstanding	€ 58	€ 111	€ 164
BNP 3 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	October 2016	October 2016	October 2016
Facility Size | Facility Size	1,050	1,050	1,050
Interest rate	0.00%	0.00%	0.80%
New debt recognized	€ 0	€ 0
Installments	20 quarterly	20 quarterly	20 quarterly
Bank Loan Outstanding	€ 315	€ 525	€ 735
NEUFLIZE 2 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	June 2016		June 2016
Facility Size | Facility Size	500		500
Interest rate	0.00%		1.10%
New debt recognized	€ 0
Installments	12 quarterly		12 quarterly
Bank Loan Outstanding	€ 0		€ 84
BNP 2 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	June 2016	June 2016	June 2016
Facility Size | Facility Size	500	500	500
Interest rate	0.00%	0.00%	0.80%
New debt recognized	€ 0	€ 0
Installments	20 quarterly	20 quarterly	20 quarterly
Bank Loan Outstanding	€ 76	€ 177	€ 277
CDN 3 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	April 2016	April 2016	April 2016
Facility Size | Facility Size	500	500	500
Interest rate	0.00%	0.00%	0.72%
Installments	60 monthly	60 monthly	60 monthly
Bank Loan Outstanding	€ 34	€ 135	€ 236
CIC 3 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	March 2015	March 2015	March 2015
Facility Size | Facility Size	500	500	500
Interest rate	0.00%	0.00%	0.85%
New debt recognized	€ 0	€ 0
Installments	16 quarterly	16 quarterly	16 quarterly
Bank Loan Outstanding	€ 0	€ 0	€ 32
BNP | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	December 2014	December 2014	December 2014
Facility Size | Facility Size	500	500	500
Interest rate	0.00%	0.00%	2.00%
New debt recognized	€ 0	€ 0
Installments	20 quarterly	20 quarterly	20 quarterly
Bank Loan Outstanding	€ 0	€ 0	€ 103
Other | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Facility Size | Facility Size	0	0
New debt recognized	€ 0	€ 0
Bank Loan Outstanding	€ 9	€ 14	€ 19
NEUFLIZE | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date		June 2016
Facility Size | Facility Size		500
Interest rate		0.00%
New debt recognized		€ 0
Installments		12 quarterly
Bank Loan Outstanding		€ 0